VIA EDGAR

October 29, 2013

Michelle Roberts
Division of Investment Management
Office of Insurance Products
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 8629
Washington, DC 20549-8629

RE:	Principal Life Insurance Company Separate Account B
Principal Life Insurance Company
Principal Investment Plus Variable AnnuitySM (For Applications Signed on or After August 1, 2013)
Post-Effective Amendment No. 1 to Form N-4
Registration Nos. 333-188293 and 811-02091

To the Commission Staff:

Transmitted herewith is the above-captioned registration statement, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"). We are requesting selective review for the above referenced registration statement. The purpose of this filing is to incorporate exchange offers that will be made available to eligible client segments as appropriate. We will not be changing the prospectus or Statement of Additional Information (SAI) and will instead use supplements to incorporate a new Appendix A-2. Therefore, the prospectus and SAI have been incorporated by reference to Pre-Effective Amendment No. 3, as filed on July 25, 2013, and declared effective on August 1, 2013.

A brief description of the exchange offers are listed below. The eligible contract owners all currently are owners of the Principal Investment Plus Variable Annuity (“Existing Contract”). The exchange offers would allow eligible contract owners to purchase the newest version of the Principal Investment Plus Variable Annuity (“New Contract”), so long as the purchase includes a Guaranteed Minimum Withdrawal Benefit rider currently being marketed. To be eligible for the exchange offer, the contract owner must own one of the following:

1.
An Existing Contract with a GMWB 1 Rider (Investment Protector Plus) attached. Eligible contract owners with this type of Existing Contract may benefit from enhanced features such as annual deferral bonus and annual step-up; or

2.
An Existing Contract that does not have any Guaranteed Minimum Withdrawal Benefit rider. Eligible contract owners with no such rider may benefit from guaranteed lifetime income and features such as annual deferral bonus and annual step-up.

In addition, this filing will be a template that will be replicated in an additional registration statement as indicated in the Rule 485(b)(1)(vii) Request of the Registrant. We anticipate that the Selective Review and Rule 485(b)(1)(vii) request will reduce the Securities and Exchange Commission ("Commission") staff time and effort in reviewing as well as expediting the processing of this filing.

Please direct any questions concerning this amendment to the undersigned at (515) 362-2384.

Sincerely,

/s/ Doug Hodgson

Doug Hodgson
Counsel, Registrant